Note 1 - Summary of Significant Accounting Policies - Fair Value Assumptions (Details) - € / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	[1]	Dec. 31, 2017
Weighted-average expected life (Year)			6 years 91 days
Expected volatility rates			57.40%
Expected dividend yield
Risk-free interest rate			0.02%
Weighted-average exercise price (in EUR per share)			€ 2.39
Weighted-average fair value of options granted during the year (in EUR per share)			€ 1.29

[1]	The company did not make any grants during the period ended June 30, 2018.